Fair value measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value measurements

Note   6.                  Fair value measurements

ASC 820 establishes a three-tier fair value hierarchy for measuring financial instruments, which prioritizes the inputs used in measuring fair value. These tiers include:

•  Level 1, defined as observable inputs such as quoted prices in active markets;

•  Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

•  Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

	As at December 31, 2022		As at December 31, 2021		Fair value level
USD'000	Carrying amount	Fair value	Carrying amount	Fair value		Note ref.
Nonrecurring fair value measurements
Accounts receivable	2,219	2,219	2,606	2,606	3	8
Accounts payable	6,735	6,735	7,256	7,256	3	17
Indebtedness to related parties, current	3,374	3,374	—	—	3	18
Bonds, mortgages and other long-term debt	1,489	1,489	—	—	3	33
Indebtedness to related parties, noncurrent	7,946	7,946	15,617	15,617	3	18

In addition to the methods and assumptions we use to record the fair value of financial instruments as discussed in the Fair Value Measurements section above, we used the following methods and assumptions to estimate the fair value of our financial instruments:

-	Accounts receivable – carrying amount approximated fair value due to their short-term nature.
-	Accounts payable – carrying amount approximated fair value due to their short-term nature.
-	Indebtedness to related parties, noncurrent - carrying amount approximated fair value.

Note 6.      Fair value measurements

ASC 820 establishes a three-tier fair value hierarchy for measuring financial instruments, which prioritizes the inputs used in measuring fair value. These tiers include:

•  Level 1, defined as observable inputs such as quoted prices in active markets;

•  Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

•  Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

	As at December 31, 2021		As at December 31, 2020		Fair value level
USD'000	Carrying amount	Fair value	Carrying amount	Fair value		Note ref.
Nonrecurring fair value measurements
Accounts receivable	2,606	2,606	2,206	2,206	3	8
Accounts payable	7,256	7,256	6,734	6,734	3	18
Indebtedness to related parties, noncurrent	15,617	15,617	12,263	12,263	3	20

In addition to the methods and assumptions we use to record the fair value of financial instruments as discussed in the Fair Value Measurements section above, we used the following methods and assumptions to estimate the fair value of our financial instruments:

-	Accounts receivable – carrying amount approximated fair value due to their short-term nature.
-	Accounts payable – carrying amount approximated fair value due to their short-term nature.
-	Indebtedness to related parties, noncurrent - carrying amount approximated fair value.

SEALS Corp
Fair value measurements

6.           Fair value measurements

ASC 820 establishes a three-tier fair value hierarchy for measuring financial instruments, which prioritizes the inputs used in measuring fair value. These tiers include:

•	Level 1, defined as observable inputs such as quoted prices in active markets;

•	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

•	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

	As at June 30, 2023 (unaudited)		As at December 31, 2022		Fair value level
USD'000	Carrying amount	Fair value	Carrying amount	Fair value		Note ref.
Nonrecurring fair value measurements
Accounts receivable	3,471	3,471	2,219	2,219	3	9
Accounts payable	9,018	9,018	6,735	6,735	3	17
Indebtedness to related parties, current	—	—	3,374	3,374	3	19
Bonds, mortgages and other long-term debt	1,577	1,577	1,489	1,489	3	20
Indebtedness to related parties, noncurrent	12,186	12,186	7,946	7,946	3	19

In addition to the methods and assumptions we use to record the fair value of financial instruments as discussed in the Fair Value Measurements section above, we used the following methods and assumptions to estimate the fair value of our financial instruments:

-	Accounts receivable – carrying amount approximated fair value due to their short-term nature.

-	Accounts payable – carrying amount approximated fair value due to their short-term nature.

-	Indebtedness to related parties, current – carrying amount approximated fair value.

-	Bonds, mortgages and other long-term debt - carrying amount approximated fair value.

-	Indebtedness to related parties, noncurrent - carrying amount approximated fair value.